Summary of Significant Accounting Policies - Summary of Identified Intangible Assets (Details) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Marketing-Related Intangible Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years	7 years
Technology-Based Intangible Assets [Member] | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	4 years	4 years
Technology-Based Intangible Assets [Member] | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years	10 years
Customer Contracts [Member] | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years	7 years
Customer Contracts [Member] | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	16 years	16 years
Trademarks [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	4 years	4 years
Acquired workforce
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years